T. ROWE PRICE Global Value Equity Fund
January 31, 2021 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA
0.5%
Common Stocks 0.5%
Downer EDI 18,185 71
Total Australia (Cost
$60
)
71
AUSTRIA
0.8%
Common Stocks 0.8%
BAWAG Group (1) 2,722 118
Total Austria (Cost
$116
)
118
BRAZIL
0.5%
Preferred Stocks 0.5%
Marcopolo (2) 155,314 83
Total Brazil (Cost
$91
)
83
CANADA
3.0%
Common Stocks 3.0%
Franco-Nevada 1,913 228
Lundin Mining 12,225 109
Magna International (USD) 1,945 136
Total Canada (Cost
$326
)
473
CHINA
5.0%
Common Stocks 3.8%
Beijing Capital International Airport, H Shares (HKD) 132,000 101
China Overseas Land & Investment (HKD) 60,500 137
Hope Education Group (HKD) 214,000 73
JOYY, ADR (USD) 856 79
Trip.com Group, ADR (USD) (1) 3,039 97
Yangzijiang Shipbuilding Holdings (SGD) 149,600 111
598
Common Stocks - China A Shares 1.2%
Gree Electric Appliances of Zhuhai, A Shares (CNH) 10,958 95

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Hisense Home Appliances Group, A Shares (CNH) 38,800 87
182
Total China (Cost
$730
)
780
FINLAND
0.9%
Common Stocks 0.9%
Stora Enso, R Shares 7,386 134
Total Finland (Cost
$104
)
134
FRANCE
1.4%
Common Stocks 1.4%
Airbus (1) 1,355 136
Electricite de France (1) 6,185 77
Total France (Cost
$165
)
213
GERMANY
1.6%
Common Stocks 0.7%
Covestro 1,695 115
115
Preferred Stocks 0.9%
Volkswagen (2) 696 132
132
Total Germany (Cost
$156
)
247
INDIA
2.2%
Common Stocks 2.2%
ICICI Bank, ADR (USD) (1) 7,931 120
Larsen & Toubro 5,981 109
Shriram Transport Finance 6,113 108
Total India (Cost
$213
)
337

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
ITALY
0.5%
Common Stocks 0.5%
Stellantis (1) 5,076 77
Total Italy (Cost
$75
)
77
JAPAN
8.9%
Common Stocks 8.9%
Astellas Pharma 10,000 162
Descente (1) 4,400 71
Fujitsu 700 107
ITOCHU 5,700 163
Matsumotokiyoshi Holdings 3,000 119
Nippon Steel (1) 7,100 82
Nippon Telegraph & Telephone 8,000 200
ORIX 6,800 109
Round One 10,600 92
SUMCO 4,100 87
Suzuki Motor 2,300 104
V Technology 1,500 89
Total Japan (Cost
$1,108
)
1,385
MEXICO
0.7%
Common Stocks 0.7%
Fresnillo (GBP) 8,352 112
Total Mexico (Cost
$90
)
112
NETHERLANDS
1.7%
Common Stocks 1.7%
AerCap Holdings (USD) (1) 2,324 89
ASML Holding 347 185
Total Netherlands (Cost
$153
)
274

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
NORWAY
0.7%
Common Stocks 0.7%
Aker BP 4,399 109
Total Norway (Cost
$68
)
109
RUSSIA
0.5%
Common Stocks 0.5%
Sberbank of Russia, ADR (USD) 5,888 81
Total Russia (Cost
$71
)
81
SOUTH KOREA
1.9%
Common Stocks 1.9%
Samsung Electronics 2,650 194
SK Hynix 945 103
Total South Korea (Cost
$180
)
297
SWEDEN
1.6%
Common Stocks 1.6%
Lundin Energy 4,075 111
Swedbank , A Shares (1) 7,810 147
Total Sweden (Cost
$192
)
258
SWITZERLAND
4.2%
Common Stocks 4.2%
Novartis 2,473 224
Roche Holding 663 229
Zurich Insurance Group 511 204
Total Switzerland (Cost
$558
)
657
UNITED KINGDOM
6.4%
Common Stocks 6.4%
ASOS (1) 1,256 77
AstraZeneca 2,261 231
boohoo Group (1)(3) 21,114 98
Derwent London 2,199 95

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Informa (1) 13,849 94
Melrose Industries (1) 41,161 94
Rio Tinto 2,676 203
WPP 10,742 112
Total United Kingdom (Cost
$804
)
1,004
UNITED STATES
52.9%
Common Stocks 52.9%
AbbVie 2,239 229
American International Group 5,022 188
Assurant 498 67
Bank of America 7,544 224
Broadcom 494 223
Capital One Financial 1,576 164
Caterpillar 841 154
CF Industries Holdings 2,354 97
Chubb 1,515 221
Citrix Systems 1,195 159
Coca-Cola 4,374 211
ConocoPhillips 3,399 136
Entergy 1,844 176
Equitable Holdings 4,890 121
Facebook, Class A (1) 781 202
Fiserv (1) 1,891 194
General Electric 23,320 249
HCA Healthcare 957 155
Johnson & Johnson 1,741 284
JPMorgan Chase 2,125 273
Korn Ferry 1,330 61
Lam Research 486 235
Micron Technology (1) 2,176 170
Microsoft 1,410 327
Morgan Stanley 3,916 263
NextEra Energy 4,714 381
NXP Semiconductors 1,123 180
PACCAR 1,217 111
Packaging Corp. of America 1,348 181
Pioneer Natural Resources 1,114 135
PRA Group (1) 2,287 75
Prologis, REIT 2,351 243
QUALCOMM 1,864 291
Sempra Energy 1,373 170
Southern 4,032 238
Southwest Airlines 2,582 113

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
T-Mobile US (1) 1,443 182
Thermo Fisher Scientific 374 191
United Parcel Service, Class B 876 136
UnitedHealth Group 706 236
Walt Disney (1) 926 156
Wells Fargo 7,152 214
Welltower , REIT 2,627 159
Westlake Chemical 1,294 99
Total United States (Cost
$6,210
)
8,274
SHORT-TERM INVESTMENTS 3.8%
Money Market Funds 3.8%
T. Rowe Price Government Reserve Fund, 0.07% (4)(5) 595,609 596
Total Short-Term Investments (Cost $596) 596
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.4%
Short-Term Funds 0.4%
T. Rowe Price Short-Term Fund, 0.13% (4)(5) 6,292 63
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 63
Total Securities Lending Collateral (Cost $63) 63
Total Investments in Securities 100.1%
(Cost $12,129) $ 15,643
Other Assets Less Liabilities (0.1)% (14)
Net Assets 100.0% $ 15,629
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(3) All or a portion of this security is on loan at January 31, 2021.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Global Value Equity Fund

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CNH Offshore China Renminbi
GBP British Pound
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SGD Singapore Dollar
USD U.S. Dollar

T. ROWE PRICE Global Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.07% $ — $ — $ —
T. Rowe Price Short-Term Fund, 0.13% — — —++
Totals $ —# $ — $ —+
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
01/31/21
T. Rowe Price Government
Reserve Fund, 0.07% $ 1  ¤  ¤ $ 596
T. Rowe Price Short-Term Fund,
0.13% 94  ¤  ¤ 63
Total $ 659^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $659.

T. ROWE PRICE Global Value Equity Fund
Unaudited
Notes to the Portfolio of Investments
9
T. Rowe Price Global Value Equity Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value  The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services, and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Value Equity Fund

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Global Value Equity Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Global Value Equity Fund

Valuation Inputs  The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F1231-054Q1 01/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 8,876 $ 5,893 $ — $ 14,769
Preferred Stocks — 215 — 215
Short-Term Investments 596 — — 596
Securities Lending Collateral 63 — — 63
Total $ 9,535 $ 6,108 $ — $ 15,643